Note 9 - Options Outstanding (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Exercise Price Range 1 [Member]
Per Share Exercise Price, Lower Limit (in dollars per share) | $ / shares	$ 0.09
Per Share Exercise Price, Upper Limit (in dollars per share) | $ / shares	$ 0.11
Outstanding, Vested and Expected to Vest Shares (in shares) | shares	563,600
Outstanding, Vested and Expected to Vest Weighted Average Remaining Contractual Life	6 years 310 days
Outstanding, Vested and Expected to Vest Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.10
Options Vested Options Exercisable (in shares) | shares	563,600
Options Vested Weighted Average Remaining Contractual Life	6 years 310 days
Exercise Price Range 2 [Member]
Per Share Exercise Price, Lower Limit (in dollars per share) | $ / shares	$ 0.23
Per Share Exercise Price, Upper Limit (in dollars per share) | $ / shares	$ 0.25
Outstanding, Vested and Expected to Vest Shares (in shares) | shares	460,000
Outstanding, Vested and Expected to Vest Weighted Average Remaining Contractual Life	8 years 40 days
Outstanding, Vested and Expected to Vest Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.25
Options Vested Options Exercisable (in shares) | shares	460,000
Options Vested Weighted Average Remaining Contractual Life	8 years 40 days
Exercise Price Range 3 [Member]
Outstanding, Vested and Expected to Vest Shares (in shares) | shares	2,440,000
Outstanding, Vested and Expected to Vest Weighted Average Remaining Contractual Life	9 years 65 days
Outstanding, Vested and Expected to Vest Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.32
Options Vested Options Exercisable (in shares) | shares	2,440,000
Options Vested Weighted Average Remaining Contractual Life	9 years 65 days
Outstanding, Vested and Expected to Vest Shares (in shares) | shares	3,463,600
Outstanding, Vested and Expected to Vest Weighted Average Remaining Contractual Life	8 years 240 days
Outstanding, Vested and Expected to Vest Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.27
Options Vested Options Exercisable (in shares) | shares	3,463,600
Options Vested Weighted Average Remaining Contractual Life	8 years 240 days